Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2021
Financial Assets At Fair Value Through Profit Or Loss
Schedule of financial assets at fair value through profit or loss

Schedule of financial assets at fair value through profit or loss

	12.31.21	12.31.20

Government bonds	8,872	3,352
Mutual funds	6,579	-
Total Financial assets at fair value through profit or loss	15,451	3,352